Business Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment Reporting Disclosure [Text Block]
Business Segment Information
The Corporation reports the results of its operations through five business segments: Consumer & Business Banking (CBB), Consumer Real Estate Services (CRES), Global Banking, Global Markets and Global Wealth & Investment Management (GWIM), with the remaining operations recorded in All Other. Effective January 1, 2012, the Corporation changed the basis of presentation from six to the above five segments. The former Deposits and Card Services segments, as well as Business Banking which was included in the former Global Commercial Banking segment, are now reflected in CBB. The former Global Commercial Banking segment was combined with the Global Corporate and Investment Banking business, which was included in the former Global Banking & Markets (GBAM) segment, to form Global Banking. The remaining global markets business of GBAM is now reported as a separate Global Markets segment. In addition, certain management accounting methodologies and related allocations were refined. Prior period results have been reclassified to conform to current period presentation.
Consumer & Business Banking
CBB offers a diversified range of credit, banking and investment products and services to consumers and businesses. CBB product offerings include traditional savings accounts, money market savings accounts, CDs and IRAs, noninterest- and interest-bearing checking accounts, investment accounts and products as well as credit and debit cards in the U.S. to consumers and small businesses. CBB also offers a wide range of lending-related products and services, integrated working capital management and treasury solutions through a network of offices and client relationship teams along with various product partners to U.S. based companies generally with annual sales of $1 million to $50 million.
During 2011, the Corporation sold its Canadian consumer card business and is evaluating its remaining international consumer card operations. As a result of these actions, the international consumer card business results were moved to All Other and prior periods have been reclassified.
The Corporation reports its CBB results in accordance with new consolidation guidance that was effective on January 1, 2010. Under this new consolidation guidance, the Corporation consolidated all previously unconsolidated credit card trusts. Accordingly, 2011 and 2010 results are comparable to 2009 results that were presented on a managed basis, which was consistent with the way that management evaluated the results of the business. Managed basis assumed that securitized loans were not sold and presented earnings on these loans in a manner similar to the way loans that have not been sold are presented.
Consumer Real Estate Services
CRES provides an extensive line of consumer real estate products and services to customers nationwide. CRES products include fixed- and adjustable-rate first-lien mortgage loans for home purchase and refinancing needs, HELOC and home equity loans. First mortgage products are either sold into the secondary mortgage market to investors, while retaining MSRs and the Bank of America customer relationships, or are held on the Corporation’s Consolidated Balance Sheet in All Other for ALM purposes. HELOC and home equity loans are retained on the CRES balance sheet. CRES services mortgage loans, including those loans it owns, loans owned by other business segments and All Other, and loans owned by outside investors.
The financial results of the on-balance sheet loans are reported in the business segment that owns the loans or All Other. CRES is not impacted by the Corporation’s first mortgage production retention decisions as CRES is compensated for loans held for ALM purposes on a management accounting basis, with a corresponding offset recorded in All Other, and for servicing loans owned by other business segments and All Other. CRES also includes the impact of transferring customers and their related loan balances between GWIM and CRES based on client segmentation thresholds. Subsequent to the date of transfer, the associated net interest income and noninterest expense are recorded in the business segment to which loans were transferred.
Global Banking
Global Banking provides a wide range of lending-related products and services, integrated working capital management and treasury solutions to clients through the Corporation's network of offices and client relationship teams along with various product partners. Global Banking's lending products and services include commercial loans, leases, commitment facilities, trade finance, real estate lending, asset-based lending and indirect consumer loans. Global Banking's treasury solutions business includes treasury management, foreign exchange and short-term investing options. Global Banking also works with clients to provide investment banking products such as debt and equity underwriting and distribution, merger-related and other advisory services. Underwriting debt and equity issuances, fixed-income and equity research, and certain market-based activities are executed through Global Banking's global broker/dealer affiliates which are its primary dealers in several countries. The economics of certain investment banking and underwriting activities are shared primarily between Global Banking and Global Markets based on the activities performed by each segment. Global Banking clients include commercial customers, generally defined as companies with annual sales up to $2 billion, which include middle-market companies, commercial real estate firms, federal and state governments and municipalities, and large corporations, generally defined as companies with annual sales greater than $2 billion.

Global Markets
Global Markets offers sales and trading services, including research, to institutional clients across fixed-income, credit, currency, commodity and equity businesses. Global Markets product coverage includes securities and derivative products in both the primary and secondary markets. Global Markets provides market-making, financing, securities clearing, settlement and custody services globally to institutional investor clients in support of their investing and trading activities. Global Markets also works with commercial and corporate clients to provide risk management products using interest rate, equity, credit, currency and commodity derivatives, foreign exchange, fixed-income and mortgage-related products. As a result of market-making activities in these products, Global Markets may be required to manage risk in government securities, equity and equity-linked securities, high-grade and high-yield corporate debt securities, commercial paper, MBS, commodities and ABS. The economics of certain investment banking and underwriting activities are shared primarily between Global Markets and Global Banking based on the activities performed by each segment.
Global Wealth & Investment Management
GWIM provides comprehensive wealth management solutions to a broad base of clients from emerging affluent to the ultra-high-net-worth. These services include investment and brokerage services, estate and financial planning, fiduciary portfolio management, cash and liability management and specialty asset management. GWIM also provides retirement and benefit plan services, philanthropic management and asset management to individual and institutional clients. GWIM results are impacted by the migration of clients and their related deposit and loan balances to or from CBB, CRES and the ALM portfolio. Migration in the current year includes the additional movement of balances to Merrill Edge, which is in CBB. Subsequent to the date of migration, the associated net interest income, noninterest income and noninterest expense are recorded in the business to which the clients migrated.

All Other
All Other consists of equity investment activities and also includes liquidating businesses, merger and restructuring charges, ALM activities such as the residential mortgage portfolio and investment securities, and activities including economic hedges, gains/losses on structured liabilities, the impact of certain allocation methodologies and accounting hedge ineffectiveness. Additionally, All Other includes certain residential mortgage and discontinued real estate loans that are managed by CRES. During 2011, the Corporation sold its Canadian consumer card business and is evaluating its remaining international consumer card operations. As a result of these actions, the international consumer card business results were moved to All Other from CBB and prior periods have been reclassified.
Basis of Presentation
The management accounting and reporting process derives segment and business results by utilizing allocation methodologies for revenue and expense. The net income derived for the businesses is dependent upon revenue and cost allocations using an activity-based costing model, funds transfer pricing, and other methodologies and assumptions management believes are appropriate to reflect the results of the business.
Total revenue, net of interest expense, includes net interest income on a fully taxable-equivalent (FTE) basis and noninterest income. The adjustment of net interest income to a FTE basis results in a corresponding increase in income tax expense. The segment results also reflect certain revenue and expense methodologies that are utilized to determine net income. The net interest income of the businesses includes the results of a funds transfer pricing process that matches assets and liabilities with similar interest rate sensitivity and maturity characteristics. For presentation purposes, in segments where the total of liabilities and equity exceeds assets, which are generally deposit-taking segments, the Corporation allocates assets to match liabilities. Net interest income of the business segments also includes an allocation of net interest income generated by the Corporation’s ALM activities.
The Corporation’s ALM activities include an overall interest rate risk management strategy that incorporates the use of interest rate contracts to manage fluctuations in earnings that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity so that movements in interest rates do not significantly adversely affect earnings and capital. The majority of the Corporation’s ALM activities are allocated to the business segments and fluctuate based on performance. ALM activities include external product pricing decisions including deposit pricing strategies, the effects of the Corporation’s internal funds transfer pricing process and the net effects of other ALM activities.
Certain expenses not directly attributable to a specific business segment are allocated to the segments. The most significant of these expenses include data and item processing costs and certain centralized or shared functions. Data processing costs are allocated to the segments based on equipment usage. Item processing costs are allocated to the segments based on the volume of items processed for each segment. The costs of certain centralized or shared functions are allocated based on methodologies that reflect utilization.

The following tables present total revenue, net of interest expense, on a FTE basis and net income (loss) for 2011, 2010 and 2009, and total assets at December 31, 2011 and 2010 for each business segment, as well as All Other.

Business Segments

At and for the Year Ended December 31	Total Corporation (1)			Consumer & Business Banking (2)			Consumer Real Estate Services
(Dollars in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Net interest income (FTE basis)	$45,588	$52,693	$48,410	$21,377	$24,298	$25,427	$3,207	$4,662	$4,961
Noninterest income (loss)	48,838	58,697	72,534	11,496	13,883	19,966	(6,361)	5,667	11,677
Total revenue, net of interest expense (FTE basis)	94,426	111,390	120,944	32,873	38,181	45,393	(3,154)	10,329	16,638
Provision for credit losses	13,410	28,435	48,570	3,490	11,647	27,688	4,524	8,490	11,244
Amortization of intangibles	1,509	1,731	1,978	759	870	1,006	11	38	63
Goodwill impairment	3,184	12,400	—	—	10,400	—	2,603	2,000	—
Other noninterest expense	75,581	68,977	64,735	16,945	17,309	16,278	19,190	12,768	11,350
Income (loss) before income taxes	742	(153)	5,661	11,679	(2,045)	421	(29,482)	(12,967)	(6,019)
Income tax expense (benefit) (FTE basis)	(704)	2,085	(615)	4,227	3,089	189	(10,009)	(4,070)	(2,185)
Net income (loss)	$1,446	$(2,238)	$6,276	$7,452	$(5,134)	$232	$(19,473)	$(8,897)	$(3,834)
Year-end total assets	$2,129,046	$2,264,909		$520,503	$510,986		$163,712	$212,412

				Global Banking			Global Markets
				2011	2010	2009	2011	2010	2009
Net interest income (FTE basis)				$9,490	$10,064	$10,274	$3,682	$4,332	$5,584
Noninterest income				7,828	7,684	6,380	11,103	14,786	14,966
Total revenue, net of interest expense (FTE basis)				17,318	17,748	16,654	14,785	19,118	20,550
Provision for credit losses				(1,118)	1,298	8,418	(56)	30	366
Amortization of intangibles				102	121	141	66	66	65
Other noninterest expense				8,786	8,551	7,933	12,170	11,703	10,040
Income before income taxes				9,548	7,778	162	2,605	7,319	10,079
Income tax expense (FTE basis)				3,501	2,887	27	1,620	3,073	2,968
Net income				$6,047	$4,891	$135	$985	$4,246	$7,111
Year-end total assets				$349,473	$311,113		$501,825	$537,945

				Global Wealth & Investment Management			All Other (2)
				2011	2010	2009	2011	2010	2009
Net interest income (FTE basis)				$6,052	$5,682	$5,885	$1,780	$3,655	$(3,721)
Noninterest income				11,344	10,609	9,924	13,428	6,068	9,621
Total revenue, net of interest expense (FTE basis)				17,396	16,291	15,809	15,208	9,723	5,900
Provision for credit losses				398	646	1,060	6,172	6,324	(206)
Amortization of intangibles				438	458	480	133	178	223
Goodwill impairment				—	—	—	581	—	—
Other noninterest expense				13,919	12,751	11,617	4,571	5,895	7,517
Income (loss) before income taxes				2,641	2,436	2,652	3,751	(2,674)	(1,634)
Income tax expense (benefit) (FTE basis)				969	1,083	953	(1,012)	(3,977)	(2,567)
Net income				$1,672	$1,353	$1,699	$4,763	$1,303	$933
Year-end total assets				$284,062	$296,478		$309,471	$395,975

(1)	There were no material intersegment revenues.

(2)	2011 and 2010 are presented in accordance with new consolidation guidance. 2009 CBB results are presented on a managed basis with a corresponding offset recorded in All Other.

The following tables present a reconciliation of the five business segments’ total revenue, net of interest expense, on a FTE basis, and net income (loss) to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the following tables include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2011	2010	2009
Segments’ total revenue, net of interest expense (FTE basis)	$79,218	$101,667	$115,044
Adjustments:
ALM activities	7,576	1,899	536
Equity investment income	7,044	4,574	10,586
Liquidating businesses	2,708	5,157	6,972
FTE basis adjustment	(972)	(1,170)	(1,301)
Managed securitization impact to total revenue, net of interest expense	n/a	n/a	(11,399)
Other	(2,120)	(1,907)	(795)
Consolidated revenue, net of interest expense	$93,454	$110,220	$119,643
Segments’ net income (loss)	$(3,317)	$(3,541)	$5,343
Adjustments, net of taxes:
ALM activities	498	(2,476)	(5,828)
Equity investment income	4,438	2,882	6,669
Liquidating businesses	(94)	727	462
Merger and restructuring charges	(402)	(1,146)	(1,714)
Other	323	1,316	1,344
Consolidated net income (loss)	$1,446	$(2,238)	$6,276

		December 31
		2011	2010
Segments’ total assets		$1,819,575	$1,868,934
Adjustments:
ALM activities, including securities portfolio		611,793	641,494
Equity investments		7,002	34,272
Liquidating businesses		29,741	43,291
Elimination of segment excess asset allocations to match liabilities		(495,439)	(460,107)
Other		156,374	137,025
Consolidated total assets		$2,129,046	$2,264,909
n/a = not applicable